SCHEDULE OF SALES BY GEOGRAPHICAL REGION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,965,441	$ 2,632,442	$ 901,162
United state of america [member]
IfrsStatementLineItems [Line Items]
Revenue	1,238,259	1,656,215	512,094
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 727,182	$ 976,227	$ 389,068